COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Bank guarantee, office lease agreement	$ 1,716
Non-cancelable contractual commitment	$ 38,125